Stock-based compensation - Schedule of Stock Options Valuation Assumptions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			6 years
Expected dividend rate		0.00%	0.00%
Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years
Expected volatility	63.19%
Risk-free interest rate	1.03%
Expected dividend rate	0.00%